INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Joint Ventures (Details) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1,022,109	$ 0
Agri Tech Investments L.L.C.
Disclosure of joint ventures [line items]
Controlling interest %	50.00%
Interest %	100.00%
Investments in joint ventures	$ 1,022,109	$ 0